Translation gains/(losses) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Translation gains/(losses)
Trade and other receivables	R 456	R (1,233)	R 1,275
Trade and other payables	147	158	(891)
Foreign currency loans	(785)	6,318	(6,946)
Other	875	267	20
Translation gains/(losses)	R 693	R 5,510	R (6,542)